Inventories Related to Real Estate Business (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories Related to Real Estate Business

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Land and buildings held for sale	$625,791	$667,630	$24,067
Construction in progress	11,058,328	2,956,958	106,596
Land held for construction	1,787,526	1,787,526	64,439

	$13,471,645	$5,412,114	$195,102